DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial liabilities
Exchangeable notes	$ 92,955	$ 92,232	$ 91,514
Carrying Amount [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	20,515	23,607
Exchangeable notes	92,955	92,232
Exchangeable note interest	1,150	1,150
Total maturities of financial liabilities	114,620	116,989
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	20,515	23,607
Exchangeable notes	115,000	115,000
Exchangeable note interest	126,500	131,100
Total maturities of financial liabilities	262,015	269,707
6 mths or less [Member]
Financial liabilities
Exchangeable notes
6 mths or less [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables	20,515	22,524
Exchangeable notes
Exchangeable note interest	2,300	2,300
Total maturities of financial liabilities	22,815	24,824
6 mths - 12 mths [Member]
Financial liabilities
Exchangeable notes
6 mths - 12 mths [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		1,083
Exchangeable notes
Exchangeable note interest	2,300	2,300
Total maturities of financial liabilities	2,300	3,383
1-2 years [Member]
Financial liabilities
Exchangeable notes
1-2 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes
Exchangeable note interest	4,600	4,600
Total maturities of financial liabilities	4,600	4,600
2-5 years [Member]
Financial liabilities
Exchangeable notes
2-5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes
Exchangeable note interest	13,800	13,800
Total maturities of financial liabilities	13,800	13,800
>5 years [Member]
Financial liabilities
Exchangeable notes	92,955	92,232
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables
Exchangeable notes	115,000	115,000
Exchangeable note interest	103,500	108,100
Total maturities of financial liabilities	$ 218,500	$ 223,100